Financing Arrangements , Long-term Debt Maturities (Detail) (USD $) In Millions, unless otherwise specified	Apr. 25, 2014
Long-term Debt, Fiscal Year Maturity
2015	$ 1,601
2016	1,112
2017	531
2018	1,018
2019	419
Thereafter	7,184
Total debt	11,865
Less: Current portion of debt	1,601
Long-term portion of debt	$ 10,264